RBC FUNDS TRUST

RBC Equity Funds
RBC Mid Cap Value Fund
RBC SMID Cap Growth Fund
RBC Enterprise Fund
RBC Small Cap Value Fund
RBC Small Cap Core Fund
RBC Microcap Value Fund
Statement of Additional Information (“SAI”) dated January 28, 2015 and SAI dated October 26, 2015

Access Capital Community Investment Fund
SAI dated January 28, 2015

RBC BlueBay Funds

RBC BlueBay Emerging Market Select Bond Fund
RBC BlueBay Emerging Market Corporate Bond Fund
RBC BlueBay Global High Yield Bond Fund
RBC BlueBay Global Convertible Bond Fund
RBC BlueBay Absolute Return Fund
RBC BlueBay Total Return Credit Fund
RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

SAI dated January 28, 2015

RBC Global Equity Funds
RBC Emerging Markets Equity Fund
RBC Emerging Markets Small Cap Equity Fund
RBC Global Opportunities Fund
RBC International Opportunities Fund
SAI dated July 29, 2015

RBC Fixed Income Funds
RBC Short Duration Fixed Income Fund
RBC Ultra-Short Fixed Income Fund
SAI dated July 29, 2015

RBC Money Market Funds
Prime Money Market Fund
U.S. Government Money Market Fund
Tax-Free Money Market Fund
SAI dated November 25, 2015

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 8, 2015 to the SAIs as dated above, as supplemented

This Supplement provides additional information beyond that contained in the
SAIs and should be read in conjunction with the SAIs.

The Board of Trustees appointed Jay Jackson as the Secretary and Chief Legal Officer of the Funds, effective December 4, 2015, replacing Lee Thoresen, who has resigned. Accordingly, all references and information pertaining to Lee Thoresen are hereby deleted and the information in the “Executive Officers” table pertaining to Lee Thoresen is replaced with:

Jay Jackson (38)	Chief Legal Officer and Secretary since December 2015	Associate General Counsel, RBC Global Asset Management (U.S.) Inc. (2011 to present); Associate, K&L Gates (2008 to 2010)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE